Information concerning the Group's Consolidated Operations	6 Months Ended
Jun. 30, 2022
Text block1 [abstract]
Information concerning the Group's Consolidated Operations
Note 3. Information concerning the Group’s Consolidated Operations
3.1 Revenues and other income
3.1.1 For the
six-month
period ended June 30
Revenues by country of origin and other income

	For the six-month period ended June 30,
	2021	2022

	$ in thousands
From France	20,061	2,972
From USA (1)	16,716	73

Revenues	36,777	3,045

Research tax credit	4,272	3,544
Subsidies and other	1,532	7

Other income	5,804	3,551

Total revenues and other income	42,581	6,596

(1)	Revenues from USA concern Calyxt only.
Revenues by nature

	For the six-month period ended June 30,
	2021	2022

	$ in thousands
Recognition of previously deferred upfront payments	—	—
Other revenues from collaboration agreements	20,014	2,530

Collaboration agreements	20,014	2,530

Licenses	—	276
Products & services	16,763	239

Total revenues	36,777	3,045

Recognition of other revenues for the
six-month
period ended June 30, 2022 mainly reflects (i) the recognition of two milestones related to Cellectis’ agreement with Cytovia for $1.5 million and the recognition of $1.0 million related a change of control of a licensee pursuant to the terms of the license agreement with Cellectis and amendment to the license agreement (extension of the option term) while recognition of other revenues for the six-month
period ended June 30, 2021 mainly reflected (i) the recognition of $15.0 million of upfront amounts related to the grant of a right-of-use
license as part of the agreement signed between Cellectis and Cytovia on February 12, 2021 and (ii) the recognition of a $5.1 million milestone related to Cellectis’ agreement with Allogene.
Revenues related to licenses include royalties received under our various license agreements.
Products and services revenues mainly include the revenues of plants activities which are primarily attributable to Calyxt’s seed and grain crop sales for $5.0 million during the first six months of 2021. The decreases in revenue and cost of goods sold were driven by the late 2021 completion of the wind-down of Calyxt’s soybean product line. All of Calyxt’s revenue in the first semester of 2022 was associated with Calyxt’s agreement with a large food ingredient manufacturer to develop a palm oil alternative.
3.1.2 For the three-month period ended June 30
Revenues by country of origin and other income

	For the three-month period ended June 30,
	2021	2022

	$ in thousands
From France (2)	(552)	1,307
From USA (1)	11,728	42

Revenues	11,176	1,348

Research tax credit	1,909	1,416
Subsidies and other	1,530	0

Other income	3,439	1,416

Total revenues and other income	14,615	2,765

(1)	Revenues from USA concern Calyxt only.
(2)
For the three months ended June, 2022 is mainly driven by the recognition of $1.0 million related a change of control of a licensee pursuant to the terms of the license agreement with Cellectis and amendment to the license agreement

Revenues by nature

	For the three-month period ended June 30,
	2021	2022

	$ in thousands
Recognition of previously deferred upfront payments	—	—
Other revenues from collaboration agreements	(551)	998

Collaboration agreements	(551)	998

Licenses	(48)	158
Products & services	11,775	192

Total revenues	11,176	1,348

3.2 Operating expenses
3.2.1
For the
six-month
period ended June 30

	For the six-month period ended June 30,
Cost of revenue	2021	2022
Cost of goods sold	(18,706)	0
Royalty expenses	(1,194)	(714)

Cost of revenue	(19,899)	(714)

	For the six-month period ended June 30,
Research and development expenses	2021	2022
Wages and salaries	(20,863)	(23,400)
Social charges on stock option grants	(845)	32
Non-cash stock-based compensation expense	(4,530)	(3,554)

Personnel expenses	(26,237)	(26,923)

Purchases and external expenses	(30,897)	(22,578)
Other	(5,204)	(9,026)

Total research and development expenses	(62,338)	(58,527)

	For the six-month period ended June 30,
Selling, general and administrative expenses	2021	2022
Wages and salaries	(9,183)	(6,262)
Social charges on stock option grants	(350)	(39)
Non-cash stock-based compensation expense	509	(2,731)

Personnel expenses	(9,024)	(9,033)

Purchases and external expenses	(6,419)	(5,910)
Other	(2,776)	(2,751)

Total selling, general and administrative expenses	(18,219)	(17,695)

	For the six-month period ended June 30,
Personnel expenses	2021	2022
Wages and salaries	(30,046)	(29,663)
Social charges on stock option grants	(1,195)	(8)
Non-cash stock-based compensation expense	(4,020)	(6,285)

Total personnel expenses	(35,261)	(35,956)

The decrease in cost of goods sold of $18.7 million between the six-month
period
ended June 30, 2021 and 2022 is driven by Calyxt’s business model for its PlantSpring Technology and BioFactory compared to the sales in the prior year of soybean products at Calyxt.
3.2.2 For the three-month period ended June 30

	For the three-month period ended June 30,
	2021	2022
Cost of goods sold	(11,375)	(0)
Royalty expenses	(380)	(329)

Cost of revenue	(11,754)	(329)

	For the three-month period ended June 30,
Research and development expenses	2021	2022
Wages and salaries	(9,986)	(11,120)
Social charges on free shares and stock option grants	(84)	39
Non-cash stock-based compensation expense	(2,819)	(1,894)

Personnel expenses	(12,888)	(12,975)

Purchases and external expenses	(15,845)	(11,626)
Other	(2,413)	(4,448)

Total research and development expenses	(31,147)	(29,048)

	For the three-month period ended June 30,
Selling, general and administrative expenses	2021	2022
Wages and salaries	(3,206)	(3,073)
Social charges on free shares and stock option grants	(17)	7
Non-cash stock-based compensation expense	(1,172)	(1,484)

Personnel expenses	(4,395)	(4,549)

Purchases and external expenses	(3,600)	(2,523)
Other	(1,348)	(1,343)

Total selling, general and administrative expenses	(9,343)	(8,415)

	For the three-month period ended June 30,
Personnel expenses	2021	2022
Wages and salaries	(13,192)	(14,192)
Social charges on free shares and stock option grants	(100)	46
Non-cash stock-based compensation expense	(3,990)	(3,378)

Total personnel expenses	(17,283)	(17,524)

The decrease in cost of goods sold of $11.4 million between the three-month period ended June 30, 2021 and 2022 is driven by Calyxt’s business
model for its PlantSpring Technology and BioFactory compared to the sales in the prior year of soybean products at Calyxt.
3.3 Reportable segments
Accounting policies
Reportable segments are identified as components of the Group that have discrete financial information available for evaluation by the Chief Operating Decision Maker (“CODM”), for purposes of performance assessment and resource allocation.
For the
six-month
period ended June 30, Cellectis’ CODM is composed of:

•	The Chief Executive Officer;

•	The Executive Vice President CMC and Manufacturing (previously The Executive Vice President Strategic Initiatives);

•	The Senior Vice President of US Manufacturing;

•	The Chief Scientific Officer;

•	The Chief Financial Officer;

•	The General Counsel;

•	The Chief Business Officer;

•	The Chief Regulatory & Pharmaceutical Compliance Officer;

•	The Chief Medical Officer; and

•	The Chief Human Resources Officer.
We view our operations and manage our business in two operating and reportable segments that are engaged in the following activities:

•
Therapeutics: This segment is focused on the development of (i) gene-edited allogeneic Chimeric Antigen Receptor
T-cells
product candidates (UCART) in the field of immuno-oncology (UCART) and (ii) gene-edited hematopoetic stem cells (HSC) product candidates in other therapeutic indications. These approaches are based on our core proprietary technologies. All these activities are supported by Cellectis S.A., Cellectis, Inc. and Cellectis Biologics, Inc. The operations of Cellectis S.A., the parent company, are presented entirely in the Therapeutics segment which also comprises research and development, management and support functions.

•
Plants: This segment is focused on using Calyxt’s proprietary PlantSpringTM technology platform to engineer plant metabolism to produce innovative, high-value, and sustainable materials and products for use in helping customers meet their sustainability targets and financial goals. Calyxt’s diversified product offerings will primarily be delivered through its proprietary BioFactory
™
production system. It corresponds to the activity of our U.S.-based majority-owned subsidiary, Calyxt, which is currently based in Roseville, Minnesota.

There are inter-segment transactions between the two reportable segments, including allocation of corporate general and administrative expenses by Cellectis S.A. and allocation of research and development expenses to the reportable segments.
With respect to corporate general and administrative expenses, Cellectis S.A. historically provided Calyxt, with general sales and administrative functions, accounting and finance functions, investor relations, intellectual property, legal advice, human resources, communication and information technology under a Management Services Agreement. Effective with the end of the third quarter 2019, Calyxt has internalized nearly all of the services previously provided by Cellectis under this agreement. Under the Management Services Agreement, Cellectis S.A. charges Calyxt, in euros at cost plus a mark-up
ranging between zero to 10%, depending on the nature of the service. Amounts due to Cellectis S.A. pursuant to inter-segment transactions bear interest at a rate of the
12-month
Euribor plus 5% per annum.
The intersegment revenues represent the transactions between segments. Intra-segment transactions are eliminated within a segment’s results and intersegment transactions are eliminated in consolidation as well as in key performance indicators by reportable segment.
Information related to each reportable segment is set out below. Segment revenues and other income, research and development expenses, selling, general and administrative expenses, and cost of revenue and other operating income and expenses, and adjusted net income (loss) attributable to shareholders of Cellectis (which does not include non-cash
stock-based compensation expense) are used by the CODM for purposes of making decisions about allocating resources to the segments and assessing their performance. The CODM does not review any asset or liability information by segment or by region.
Adjusted net income (loss) attributable to shareholders of Cellectis S.A. is not a measure calculated in accordance with IFRS. Because adjusted net income (loss) attributable to shareholders of Cellectis excludes non-cash
stock-based compensation expense—a
non-cash
expense, our management believes that this financial measure, when considered together with our IFRS financial statements, can enhance an overall understanding of Cellectis’ financial performance. Moreover, our management views the Company’s operations, and manages its business, based, in part, on this financial measure.
The net income (loss) by segment includes the impact of the operations between segments while the intra-segment operations are eliminated.
Details of key performance indicators by reportable segment for the six months period ended June 30

	For the six-month period ended June 30, 2021			For the six-month period ended June 30, 2022
$ in thousands	Plants	Therapeutics	Total reportable segments	Plants	Therapeutics	Total reportable segments
External revenues	16,716	20,061	36,777	73	2,972	3,045
External other income	1,528	4,276	5,804	—	3,551	3,551

External revenues and other income	18,244	24,337	42,581	73	6,523	6,596

Cost of revenue	(18,706)	(1,194)	(19,899)	—	(714)	(714)
Research and development expenses	(5,836)	(56,503)	(62,338)	(6,297)	(52,231)	(58,527)
Selling, general and administrative expenses	(7,528)	(10,691)	(18,219)	(6,801)	(10,893)	(17,695)
Other operating income and expenses	7	482	489	242	774	1,016

Total operating expenses	(32,063)	(67,905)	(99,968)	(12,856)	(63,064)	(75,920)

Operating income (loss) before tax	(13,818)	(43,569)	(57,387)	(12,783)	(56,541)	(69,324)

Net financial gain (loss)	(584)	1,015	431	5,900	9,213	15,113

Net income (loss)	(14,402)	(42,554)	(56,956)	(6,883)	(47,328)	(54,211)

Non-controlling interests	5,169	—	5,169	3,352	—	3,352

Net income (loss) attributable to shareholders of Cellectis	(9,233)	(42,554)	(51,787)	(3,531)	(47,328)	(50,858)

Depreciation and amortization	(1,218)	(5,954)	(7,173)	(1,316)	(9,434)	(10,749)
Additions to tangible and intangible assets	308	11,020	11,327	671	1,452	2,123
Details of key performance indicators by reportable segment for the three months period ended June, 30

	For the three-month period ended June 30, 2021			For the three-month period ended June 30, 2022
$ in thousands	Plants	Therapeutics	Total reportable segments	Plants	Therapeutics	Total reportable segments
External revenues	11,728	(552)	11,176	42	1,307	1,348
External other income	1,528	1,911	3,439	—	1,416	1,416

External revenues and other income	13,256	1,359	14,615	42	2,723	2,765

Cost of revenue	(11,337)	(418)	(11,754)	0	(329)	(329)
Research and development expenses	(2,810)	(28,336)	(31,147)	(3,419)	(25,630)	(29,048)
Selling, general and administrative expenses	(3,410)	(5,933)	(9,343)	(3,585)	(4,830)	(8,415)
Other operating income and expenses	31	118	150	198	753	951

Total operating expenses	(17,526)	(34,569)	(52,096)	(6,806)	(30,036)	(36,842)

Operating income (loss) before tax	(4,270)	(33,210)	(37,481)	(6,764)	(27,313)	(34,077)

Financial gain (loss)	(294)	(3,836)	(4,129)	6,322	8,301	14,623

Net income (loss)	(4,564)	(37,046)	(41,610)	(442)	(19,012)	(19,454)

Non controlling interests	1,691	—	1,691	506	—	506

Net income (loss) attributable to shareholders of Cellectis	(2,873)	(37,046)	(39,919)	64	(19,012)	(18,947)

Depreciation and amortization	(614)	(2,768)	(3,382)	(608)	(4,500)	(5,108)
Additions to tangible and intangible assets	39	4,688	4,727	308	870	1,178